UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield Investment Quality Fund (MFT)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.4%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.13%, 6/01/34	$ 1,500	$ 1,594,650
6.00%, 6/01/39	2,985	3,122,041
		4,716,691
Arizona — 0.5%
State of Arizona, COP, Department of
Administration, Series A (AGM),
5.25%, 10/01/28	480	492,792
California — 17.6%
California Educational Facilities
Authority, RB, University of Southern
California, Series A, 5.25%, 10/01/38	1,960	2,011,979
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series B, 6.00%, 8/15/42	1,150	1,166,226
California State Public Works Board, RB,
Various Capital Projects, Series G-1
(AGC), 5.25%, 10/01/24	2,000	2,100,820
California State University, RB,
Systemwide, Series A (AGM), 5.00%,
11/01/39	1,000	903,230
County of Sacramento California, RB,
Senior Series A (AGC), 5.50%,
7/01/41	1,400	1,391,712
Los Angeles Community College District
California, GO:
Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	2,780	2,751,088
Election of 2008, Series C, 5.25%,
8/01/39	1,000	1,010,140
Oxnard Union High School District, GO,
Refunding, Election of 2004, Series A
(AGM), 5.00%, 8/01/40	1,500	1,363,095
San Bernardino Community College
District, GO, Election of 2002,
Series A, 6.25%, 8/01/33	840	919,733
San Diego Public Facilities Financing
Authority, Refunding RB, Series B
(AGC), 5.38%, 8/01/34	1,020	1,046,918
San Jacinto Unified School District, GO,
Election of 2006 (AGM), 5.25%,
8/01/32	1,000	979,850

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, Various Purpose
(AGC), 5.50%, 11/01/39	$ 3,450	$ 3,475,599
		19,120,390
Colorado — 1.6%
Colorado Health Facilities Authority, RB,
Hospital, NCMC Inc. Project, Series B
(AGM), 6.00%, 5/15/26	1,300	1,402,154
Regional Transportation District, COP,
Series A, 5.00%, 6/01/25	305	310,337
		1,712,491
Florida — 14.7%
City of Gainesville Florida, Refunding
RB, Series C, 5.25%, 10/01/34	2,000	2,037,120
County of Lee Florida, RB, Series A, AMT
(AGM), 6.00%, 10/01/29	1,000	1,004,160
County of Miami-Dade Florida, RB,
Miami International Airport, Series A,
AMT (AGM), 5.50%, 10/01/41	2,350	2,208,271
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,100	1,110,868
Florida Housing Finance Corp., HRB,
Brittany Rosemont Apartments,
Series C-1, AMT (AMBAC), 6.75%,
8/01/14	570	570,661
Jacksonville Economic Development
Commission, RB, Mayo Clinic, Series B
(NPFGC), 5.50%, 11/15/36	750	750,308
Manatee County Housing Finance
Authority, RB, Series A, AMT (Ginnie
Mae), 5.90%, 9/01/40	570	605,232
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	1,065	1,073,818
South Broward Hospital District, RB,
Hospital (NPFGC), 5.63%, 5/01/12 (a)	3,000	3,183,690
St. Lucie West Services District, RB
(NPFGC), 5.25%, 10/01/34	1,000	906,250
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,640	1,351,114
5.13%, 11/01/36	1,000	783,380

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority	S/F	Single-Family
ERB	Education Revenue Bonds

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2011	1

BlackRock MuniYield Investment Quality Fund (MFT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Volusia County IDA, RB, Student
Housing, Stetson University Project,
Series A (CIFG), 5.00%, 6/01/35	$ 525	$ 415,837
		16,000,709
Georgia — 5.0%
Augusta-Richmond County Georgia, RB
(AGM), 5.25%, 10/01/39	1,000	1,005,550
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,006,690
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	1,375	1,322,104
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Indenture,
Series B (AGM), 5.00%, 7/01/34	2,100	2,107,602
		5,441,946
Illinois — 11.4%
Chicago Board of Education Illinois, GO,
Refunding, Chicago School Reform
Board, Series A (NPFGC), 5.50%,
12/01/26	680	685,535
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	1,400	1,528,982
City of Chicago Illinois, GO, Refunding,
Projects, Series A (AGM), 5.00%,
1/01/29	1,000	971,360
City of Chicago Illinois, RB, General,
Third Lien, Series C (AGM), 5.25%,
1/01/35	835	824,905
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C,
6.50%, 1/01/41 (b)	890	948,420
Second Lien (NPFGC), 5.50%,
1/01/30	895	917,545
Illinois Municipal Electric Agency, RB,
Series A (NPFGC):
5.25%, 2/01/28	1,565	1,591,276
5.25%, 2/01/35	1,000	987,880
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	940	906,987
6.00%, 6/01/28	270	259,670
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,005,870
Build Illinois, Series B, 5.25%,
6/15/28	1,750	1,783,495
		12,411,925
Indiana — 4.4%
Indiana Municipal Power Agency, RB,
Series A (NPFGC), 5.00%, 1/01/42	1,485	1,375,451
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,363,523
		4,738,974

	Par
Municipal Bonds	(000)	Value
Iowa — 0.7%
Iowa Finance Authority, Refunding RB,
Iowa Health System (AGC), 5.25%,
2/15/29	$ 725	$ 730,010
Louisiana — 2.0%
Louisiana State Citizens Property
Insurance Corp., RB, Series C-3 (AGC),
6.13%, 6/01/25	1,405	1,554,674
New Orleans Aviation Board Louisiana,
Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	419,899
Series A-2, 6.00%, 1/01/23	160	179,157
		2,153,730
Michigan — 18.4%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	1,800	1,915,740
Second Lien, Series B (AGM),
7.00%, 7/01/36	200	224,126
Second Lien, Series B (NPFGC),
5.50%, 7/01/29	1,640	1,607,758
Senior Lien, Series B (AGM), 7.50%,
7/01/33	1,500	1,750,005
Senior Lien, Series B (BHAC),
5.50%, 7/01/35	3,750	3,739,725
System, Second Lien, Series A
(BHAC), 5.50%, 7/01/36	2,265	2,258,681
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC),
5.75%, 7/01/31	2,270	2,320,598
Senior Lien, Series C-1 (AGM),
7.00%, 7/01/27	1,650	1,915,865
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	375	379,376
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGC):
5.25%, 10/15/22	1,350	1,446,174
5.25%, 10/15/24	615	643,007
5.25%, 10/15/25	310	319,861
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,265	1,434,219
		19,955,135
Minnesota — 3.0%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38	3,000	3,196,440
Nevada — 6.8%
Clark County Water Reclamation
District, GO, Series A, 5.25%,
7/01/34	2,000	2,041,140
County of Clark Nevada, RB:
Las Vegas-McCarran International
Airport, Series A (AGC), 5.25%,
7/01/39	2,355	2,210,191

2 BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2011

BlackRock MuniYield Investment Quality Fund (MFT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Nevada (concluded)
County of Clark Nevada, RB (concluded):
Subordinate Lien, Series A-2
(NPFGC), 5.00%, 7/01/36	$ 3,500	$ 3,170,020
		7,421,351
New Jersey — 2.3%
New Jersey EDA, RB, School Facilities
Construction, Series Z (AGC), 6.00%,
12/15/34	1,000	1,054,280
New Jersey Health Care Facilities
Financing Authority, RB, Virtua Health
(AGC), 5.50%, 7/01/38	1,400	1,407,196
		2,461,476
New York — 5.7%
New York City Municipal Water Finance
Authority, RB:
Second General Resolution,
Series EE, 5.38%, 6/15/43	1,455	1,500,687
Series FF-2, 5.50%, 6/15/40	1,545	1,610,647
New York City Transitional Finance
Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	1,000	1,010,650
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,111,600
		6,233,584
Ohio — 1.4%
Ohio Higher Educational Facility
Commission, Refunding RB, Summa
Health System, 2010 Project (AGC),
5.25%, 11/15/40	1,650	1,551,825
Pennsylvania — 4.0%
City of Philadelphia Pennsylvania, RB,
Series C (AGM):
5.00%, 8/01/35	1,615	1,585,930
5.00%, 8/01/40	2,880	2,785,277
		4,371,207
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,425	1,477,041
Texas — 23.3%
Austin Community College District, RB,
Educational Facilities Project, Round
Rock Campus, 5.25%, 8/01/33	2,250	2,287,800
City of Austin Texas, Refunding RB,
Series A (AGM):
5.00%, 11/15/28	720	742,032
5.00%, 11/15/29	915	935,185
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	2,957,391
6.00%, 11/15/36	2,055	2,243,690
5.38%, 11/15/38	1,000	1,030,570
Clifton Higher Education Finance Corp.,
Refunding RB, Baylor University,
5.25%, 3/01/32	1,235	1,272,235
County of Bexar Texas, RB, Venue
Project, Motor Vehicle Rental (BHAC):
5.00%, 8/15/27	1,040	1,075,880

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
County of Bexar Texas, RB, Venue
Project, Motor Vehicle Rental (BHAC)
(concluded):
5.00%, 8/15/28	$ 1,090	$ 1,120,084
Dallas Area Rapid Transit, Refunding
RB, Senior Lien, 5.25%, 12/01/38	2,310	2,372,393
Frisco ISD Texas, GO, School Building
(AGC), 5.50%, 8/15/41	1,210	1,262,248
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	500	542,370
Lubbock Cooper ISD Texas, GO, School
Building (AGC), 5.75%, 2/15/42	500	515,455
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,400	1,415,442
North Texas Tollway Authority,
Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,034,000
Series A (AGC), 5.75%, 1/01/40	1,500	1,513,905
Series A (NPFGC), 5.13%, 1/01/28	1,875	1,876,444
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,139,457
		25,336,581
Utah — 1.4%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	1,670	1,547,389
Virginia — 1.1%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,100	1,213,300
Washington — 1.6%
City of Seattle Washington, Refunding
RB, Series A, 5.25%, 2/01/36	1,000	1,032,290
State of Washington, GO, Various
Purpose, Series B, 5.25%, 2/01/36	725	751,267
		1,783,557
Total Municipal Bonds – 132.7%		144,068,544
Municipal Bonds Transferred to Tender
Option Bond Trusts (c)
Alabama — 1.4%
Mobile Board of Water & Sewer
Commissioners, RB (NPFGC), 5.00%,
1/01/31	1,500	1,507,335
California — 2.3%
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	2,500	2,507,175

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2011	3

BlackRock MuniYield Investment Quality Fund (MFT)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (c)	(000)	Value
District of Columbia — 0.8%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	$ 750	$ 820,908
Florida — 4.1%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	1,320	1,333,424
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	2,499	2,364,053
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	735	781,334
		4,478,811
Illinois — 2.7%
Chicago Transit Authority, Refunding RB,
Federal Transit Administration Section
5309 (AGM), 5.00%, 6/01/28	2,999	2,888,583
Kentucky — 1.0%
Kentucky State Property & Building
Commission, Refunding RB, Project
No. 93 (AGC), 5.25%, 2/01/27	1,002	1,049,296
Nevada — 3.9%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,172,468
Series B, 5.50%, 7/01/29	1,994	2,115,387
		4,287,855
New Jersey — 1.5%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	1,620	1,631,860
New York — 5.9%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	1,095	1,141,223
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	3,250	3,312,790
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	2,000	2,011,820
		6,465,833
Texas — 2.5%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	2,609	2,751,913
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 26.1%		28,389,569
Total Long-Term Investments
(Cost – $172,322,909) – 158.8%		172,458,113
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.23% (d)(e)	6,575,044	6,575,044
Total Short-Term Securities
(Cost – $6,575,044) – 6.1%		6,575,044

Value
Total Investments
(Cost – $178,897,953*) – 164.9%	$ 179,033,157
Other Assets Less Liabilities – 1.2%	1,265,605
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (14.0)%	(15,191,835)
Preferred Shares, at Redemption Value – (52.1)%	(56,529,588)
Net Assets – 100.0%	$ 108,577,339

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 163,627,227
Gross unrealized appreciation	$ 3,384,857
Gross unrealized depreciation	(3,158,657)
Net unrealized appreciation	$ 226,200

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets	$ 948,420	$ 9,576

(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(d) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	July 31, 2010	Activity	April 30, 2011	Income
FFI Institutional
Tax-Exempt
Fund	8,124,572	(1,549,528)	6,575,044	$ 4,731

(e) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4 BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2011

BlackRock MuniYield Investment Quality Fund (MFT)
Schedule of Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	31	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 3,673,925	$ (81,434)

•Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$ 172,458,113	—	$ 172,458,113
Short-Term Securities	$ 6,575,044	—	—	6,575,044
Total	$ 6,575,044	$ 172,458,113	—	$ 179,033,157
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (81,434)	---	---	$ (81,434)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 24, 2011